Common Stock (Tables)	6 Months Ended
Jun. 30, 2021
Enjoy Technology Inc [Member]
Class of Stock [Line Items]
Summary of Reserved Shares of Common Stock
As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	June 30, 2021	December 31, 2020
Conversion of redeemable convertible preferred stock	153,473,639	149,520,445
Warrants to purchase redeemable convertible preferred stock	810,692	810,692
Shares available for grant under 2014 Equity Incentive Plan	32,646,250	22,874,690
Conversion of convertible loan	28,583,645	11,708,273

Total common stock equivalents	215,514,226	184,914,100